Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
8. LEASES
The Company leases a building, offices and equipment under various lease agreements with terms extending through 2029. Under the terms of the building and office leases the Company bears the costs for certain insurance, property taxes and maintenance, and the lease agreements provide for increasing rental payments at fixed intervals.
Components of lease costs, the weighted average remaining lease term and weighted average discount rate were as follows as of and for the year ended December 31, 2022:

Lease cost	December 31, 2022

Operating lease cost	$2,513
Short-term lease cost	36
Sub-lease income	(194)

Total lease cost	$2,355

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,128
Right-of-use assets obtained in exchange for new and modified operating lease liabilities	$4,892
Weighted average remaining lease term - operating leases	5.87 years
Weighted average discount rate - operating leases	7.93%
Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the net present value of its lease payments, the Company used an estimated incremental borrowing rate that is applicable to the Company based on the information available at the later of the lease commencement date, lease modification date or the date of Adoption of Topic 842. As of December 31, 2022, the maturities of the Company’s operating lease liabilities were as follows:

Year
2023	$2,422
2024	2,288
2025	2,198
2026	1,524
2027	1,566
Thereafter	2,841

Total lease payments	12,839
Less: Imputed interest	(2,636)

Present value of lease liabilities	$10,203

Operating lease liabilities, current	$2,345
Operating lease liabilities, noncurrent	7,858

$10,203

Prior to the adoption of Topic 842 on January 1, 2022, the Company accounted for its leases under Topic 840. The Company recognized rent expense on a straight-line basis over the lease term, taking into account adjustments for provisions such as free or escalating monthly rental payments or deferred payment terms such as rent holidays that defer the commencement date of required payments. The Company recorded the difference between cash rent payments and the recognition of rent expense as deferred rent. Rent expense under the Company’s operating leases was $1.5 million for the 11 months ended December 31, 2021.
Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 are as
follows:

Year ending December 31,
2022	$1,808
2023	901
2024	928
2025	956
2026	81

Total minimum future lease payments	$4,674